Goodwill and Deferred Charges and Other Non-Current Assets (Tables)	12 Months Ended
Mar. 31, 2012
Goodwill and Deferred Charges and Other Non-Current Assets
Schedule of carrying amount of goodwill by operating segment

	Aerospace Group	Defense Group	Sporting Group	Total
Balance at April 1, 2010	$676,516	$366,947	$140,447	$1,183,910
Acquisition	—	—	67,626	67,626
Balance at March 31, 2011	$676,516	$366,947	$208,073	$1,251,536
Adjustments	—	—	—	—
Balance at March 31, 2012	$676,516	$366,947	$208,073	$1,251,536

Schedule of deferred charges and other non-current assets

	March 31
	2012	2011
Gross debt issuance costs	$27,613	$34,823
Less accumulated amortization	(9,602)	(12,047)
Net debt issuance costs	18,011	22,776
Other intangible assets	121,001	131,850
Long term receivables	312,843	188,935
Long term inventory	13,032	11,061
Environmental remediation receivable	28,888	26,761
Commodity forward contracts	—	12,619
Other non-current assets	47,523	50,806
Total deferred charges and other non-current assets	$541,298	$444,808

Schedule of amortizing assets

	March 31, 2012			March 31, 2011
	Gross carrying amount	Accumulated amortization	Total	Gross carrying amount	Accumulated amortization	Total
Trade name	66,060	(9,062)	56,998	$66,060	$(4,592)	$61,468
Patented technology	17,400	(4,820)	12,580	17,400	(2,410)	14,990
Customer relationships and other	34,185	(21,760)	12,425	34,185	(17,791)	16,394
Total	$117,645	$(35,642)	$82,003	$117,645	$(24,793)	$92,852

Schedule of expected future amortization expense

Fiscal 2013	$11,187
Fiscal 2014	10,320
Fiscal 2015	9,304
Fiscal 2016	7,707
Fiscal 2017	5,417
Thereafter	38,068
Total	$82,003